Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Concentrations of credit risk

	Year ended December 31,
	2021		2020
	Net Sales	% of Net Revenues	Net Sales	% of Net Revenues
Customer A	$6,062	29%	$1,035	11%
Customer B	2,132	10%	—	—%
Customer C	2,807	13%	2,710	30%
Customer D	—	—%	1,423	16%
Customer E	—	—%	1,188	13%
Total of customers with sales greater than 10%	$11,001	52%	$6,356	70%
Total of customers with sales less than 10%	9,991	48%	2,732	30%
Total Revenues	$20,992	100%	$9,088	100%

Schedule of allowance for doubtful accounts activity

Allowance for
Doubtful Accounts
As of January 1, 2020	$—
Charges to expense	—
Deductions	—
As of December 31, 2020	$—
Charges to expense	3,491
Deductions	(142)
As of December 31, 2021	$3,349

Schedule of estimated useful lives of our major classes of property and equipment

Major class of property and equipment	Useful Lives
Machinery and equipment	7 years
Vehicles	5 years
Leasehold improvements	5 years
Computer equipment	3 years
Software	3 years
Furniture and fixtures	7 years

Schedule of disaggregates revenue by major source	The following table disaggregates revenue by major source:

	Year ended December 31,
	2021	2020
Zero-emission vehicles	$19,096	$7,859
Other	1,896	1,229
	$20,992	$9,088

Schedule of changes in contract liabilities

Balance as of December 31, 2020	$267
Revenues recognized	(981)
Increase due to billings	861
Balance as of December 31, 2021	$147

Schedule of fair value hierarchy

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were measured at fair value on a recurring basis in the Consolidated Balance Sheets.

	Level 1	Level 2	Level 3
As of December 31, 2021
Financial assets
Cash equivalents	$150,022	$—	$—
Financial Liabilities
Warrant liability	$—	$—	$2,185
Derivative liability	$—	$—	$17,418
Earnout liability	$—	$—	$83,144
As of December 31, 2020
Financial Liabilities
Warrant liability	$—	$—	$21,155

Schedule of Earnout Liability

Level 3
Initial recognition May 6, 2021	$78,961
Loss	4,183
Balance at December 31, 2021	$83,144